Fair Value of Financial Instruments - Aggregate Fair Value and Carrying Value of Long-term Debt (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instruments [Abstract]
Long-term debt - related party, Fair Value	$ 1,295
Long-term debt, Fair Value	1,295
Total long-term debt, Fair Value	2,590
Long-term debt - related party, Carrying Value	1,295
Long-term debt, Carrying Value	1,295
Total long-term debt, Carrying Value	$ 2,590